Leases	12 Months Ended
Jun. 30, 2025
Leases
Leases

8 Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has entered six lease agreements, including four for office premises, one for clinic premise and one for pharmacy premise, with lease terms ranging from 1 to 2 years. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year.

Incremental rate applied to ROU and lease liabilities calculation refer to the central bank of Singapore.

As of June 30, 2025, the Company subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Office premises, Vision exchange #07-08	1 year
Office premises, Vision exchange #07-06/07	1 year
Office premises, Vision exchange #07-04	1 year
Office premises, Icon 4 Tower #243A	1 year
City Gate, Clinic #01-12	1 year
Clinic #46 SS2/67	1 year

(a) Amount recognized in the consolidated balance sheet:

	As of June 30,
	2025	2024
	US$	US$

Right-of-use assets – operating leases	164,861	370,607
Lease liabilities
Current	168,948	240,090
Non-current	-	135,920
	168,948	376,010

8	Leases (continued)

(b) A summary of lease cost recognized in the Company’s consolidated statements of operations is as follows:

	As of June 30,
	2025	2024
	US$	US$
Operating lease cost	279,192	195,674

Other information related to leases in as follows:

	As of June 30,
	2025	2024
	US$	US$

Weighted average remaining lease term (in years)	0.55	1.83

Weighted average discount rate	2.75% - 2.90%	2.90%

As of June 30, 2025, the maturities of the Company’s operating lease liabilities (excluding short-term leases) are as following:

Years ending June 30,	US$
2026	178,413
2027	-
Total future minimum lease payments	178,413
Less imputed interest	(9,465)
Present value of operating lease liabilities	168,948
Less: current portion	(168,948)
Long-term portion	-